INVENTORIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
INVENTORIES
NOTE 6 -	INVENTORIES

Inventories are composed of the following:

	December 31,
	2011	2010

Raw materials and components	$11,832	$10,746
Work in process	16,652	18,057
Spare parts	2,243	3,027
Finished goods	576	333

	$31,303	$32,163

Inventories are net of reserve for slow moving and surplus production and write down of inventory (as mentioned below) in the amount of $6,589 and $4,716 at December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company recorded a write down of inventory in the amount of $2,500 attributable to inventory of the MRO services for aviation components segment. The write down was due to management's estimation of the continued decline in future forecasted sales levels and decline in profitability margins in certain product lines in this operating segment, which were lower than previously anticipated, resulting from the weakness in these areas of business, and was recorded under cost of revenues.

During the year ended December 31, 2010, the Company recorded a write down of inventory in the amount of $3,500 attributable to inventory of the MRO services for aviation components segment. The write down was due to a decline in future forecasted sales levels, and was recorded under cost of revenues.